Income taxes (Tables)	6 Months Ended
Dec. 31, 2025
Income taxes
Schedule of income tax expense

	Three Months Ended December 31,		Six Months Ended December 31,
(in %)	2024	2025	2024	2025
Effective tax rate	(4.3)%	(2.81)%	21.1%	(3.04)%